Schedule of credit facility (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
IfrsStatementLineItems [Line Items]
Bank indebtedness		$ 6,706	$ 9,636
Credit Facility One [Member]
IfrsStatementLineItems [Line Items]
Bank indebtedness	[1]	3,915	9,636
Line of credit, borrowing capacity		$ 6,600	$ 6,600
Maturity date		December 31, 2022	December 31, 2022
Interest rate		1.50%	1.50%	1.50%	1.50%
Credit Facility Two [Member]
IfrsStatementLineItems [Line Items]
Bank indebtedness		$ 1,941
Line of credit, borrowing capacity		$ 1,947	$ 1,947	$ 200,000	$ 200,000
Maturity date		April 30, 2022	April 30, 2022
Interest rate		42.00%	42.00%	42.00%	42.00%
Credit Facility Three [Member]
IfrsStatementLineItems [Line Items]
Bank indebtedness		$ 850
Line of credit, borrowing capacity		$ 1,460	$ 1,460	$ 150,000	$ 150,000
Maturity date		June 30, 2022	June 30, 2022
Interest rate		35.00%	35.00%	35.00%	35.00%

[1]	- As at December 31, 2021, the interest rate was 1.65% (2020 – 2.75%).